Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Central Index Key	dei_EntityCentralIndexKey	0001557794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2017
Prospectus Date	rr_ProspectusDate	Jul. 28, 2016